Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	May 2018
Distribution Date	06/15/18
Transaction Month	38
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 20, 2015
Closing Date:	April 22, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:		$1,199,066,043.18

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%		April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%		April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	LIBOR + 0.22%		April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%		November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%		June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%		June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%		July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$60,955,177.40	0.1571010	$45,497,071.48	0.1172605	$15,458,105.92
Class A-4 Notes	$75,520,000.00	1.0000000	$75,520,000.00	1.0000000	$-
Class B Notes	$21,580,000.00	1.0000000	$21,580,000.00	1.0000000	$-
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$194,025,177.40	0.1659654	$178,567,071.48	0.1527428	$15,458,105.92

Weighted Avg. Coupon (WAC)	3.04%		3.03%
Weighted Avg. Remaining Maturity (WARM)	25.16		24.32
Pool Receivables Balance	$240,261,682.68		$224,365,131.40
Remaining Number of Receivables	30,923		30,101

Adjusted Pool Balance	$234,793,422.87		$219,335,316.95

III. COLLECTIONS

Principal:
Principal Collections	$15,509,434.34
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$424,837.65
Total Principal Collections	$15,934,271.99

Interest:
Interest Collections	$593,972.76
Late Fees & Other Charges	$33,655.14
Interest on Repurchase Principal	$-
Total Interest Collections	$627,627.90

Collection Account Interest	$20,127.52
Reserve Account Interest	$4,056.11
Servicer Advances	$-

Total Collections	$16,586,083.52

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	May 2018
Distribution Date	06/15/18
Transaction Month	38
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$16,586,083.52
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$16,586,083.52

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$200,218.07	$-	$200,218.07	200,218.07
	Collection Account Interest					$20,127.52
	Late Fees & Other Charges					$33,655.14
Total due to Servicer						$254,000.73

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$-		$-
	Class A-2-B Notes		$-		$-
	Class A-3 Notes		$56,891.50		$56,891.50
	Class A-4 Notes		$93,141.33		$93,141.33

	Total Class A interest:		$150,032.83		$150,032.83	150,032.83

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$36,146.50		$36,146.50	36,146.50

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$68,942.50		$68,942.50	68,942.50

	Available Funds Remaining:					$16,076,960.96

7.	Regular Principal Distribution Amount:					15,458,105.92

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$-
	Class A-2-B Notes				$-
	Class A-3 Notes				$15,458,105.92
	Class A-4 Notes				$-
	Class A Notes Total:		$15,458,105.92		$15,458,105.92
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$15,458,105.92		$15,458,105.92

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					618,855.04

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$5,468,259.81
Beginning Period Amount	$5,468,259.81
Current Period Amortization	$438,445.36
Ending Period Required Amount	$5,029,814.45
Ending Period Amount	$5,029,814.45
Next Distribution Date Required Amount	$4,611,939.08

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	May 2018
Distribution Date	06/15/18
Transaction Month	38
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$40,768,245.47	$40,768,245.47	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	17.36%	18.59%	18.59%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.64%	29,691	97.85%	$219,548,365.18
30 - 60 Days	1.06%	319	1.64%	$3,671,654.36
61 - 90 Days	0.28%	83	0.46%	$1,028,339.48
91-120 Days	0.03%	8	0.05%	$116,772.38
121 + Days	0.00%	0	0.00%	$-
Total		30,101		$224,365,131.40

Delinquent Receivables 30+ Days Past Due
Current Period	1.36%	410	2.15%	$4,816,766.22
1st Preceding Collection Period	1.21%	373	1.90%	$4,561,492.88
2nd Preceding Collection Period	1.26%	402	1.88%	$4,829,061.32
3rd Preceding Collection Period	1.32%	430	1.96%	$5,390,984.01
Four-Month Average	1.29%		1.97%

Repossession in Current Period		22		$225,760.85
Repossession Inventory		70		$177,667.69

Current Charge-Offs
Gross Principal of Charge-Offs				$387,116.94
Recoveries				$(424,837.65)
Net Loss				$(37,720.71)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.19%

Average Pool Balance for Current Period				$232,313,407.04

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.19%
1st Preceding Collection Period				0.38%
2nd Preceding Collection Period				0.51%
3rd Preceding Collection Period				0.59%
Four-Month Average				0.32%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		41	2,587	$38,357,510.31
Recoveries		48	2,346	$(21,060,967.38)
Net Loss				$17,296,542.93
Cumulative Net Loss as a % of Initial Pool Balance				1.40%

Net Loss for Receivables that have experienced a Net Loss *		26	2,017	$17,346,671.22
Average Net Loss for Receivables that have experienced a Net Loss				$8,600.23

Principal Balance of Extensions				$621,818.13
Number of Extensions				53

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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